EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity Details 1
Risk-free interest rate(1)	1.14%
Expected life (in years)(2)	3 years 7 months 15 days
Expected volatility(3)	225.02%
Dividend yield
Weighted-average estimated fair value of options granted during the period	9 months 16 days